Inventories, net	6 Months Ended
Jun. 30, 2026
Inventory Disclosure [Abstract]
Inventories, net

5. Inventories, net

Inventories consisted of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
Finished goods	62,254	77,189
Work in process	120,190	83,201
Raw materials	26,684	18,340
Inventories, gross	209,128	178,730
Less: inventory provision	(156,977)	(144,907)
Inventories, net	52,151	33,823

During the six months ended June 30, 2025 and 2026, the Group recorded inventory write-downs of RMB54,782,000 and RMB14,332,000 in cost of revenue, respectively.